Statements of Consolidated Stockholder's Equity (Deficit) (USD $) In Millions, except Share data	Total	United Airlines, Inc.	Common Stock	Additional Capital Invested	Additional Capital Invested United Airlines, Inc.	Treasury Stock	Accumulated Deficit	Accumulated Deficit United Airlines, Inc.	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) United Airlines, Inc.
Beginning Balance at Dec. 31, 2009	$ (2,811)	$ (2,452)	$ 2	$ 3,136	$ 3,401	$ (28)	$ (5,956)	$ (5,888)	$ 35	$ 35
Beginning Balance (in shares) at Dec. 31, 2009			168,000,000
Issuance of common stock pursuant to stock plans		3,579			3,579
Contribution of indenture derivative asset		520			520
Net income (loss)	253	302					253	302
Other comprehensive income (loss)	352								352
Other comprehensive income (loss)		346								346
Shares issued in exchange for Continental common stock (in shares)			148,000,000
Shares issued in exchange for Continental common stock	3,502		1	3,501
Equity component of Continental convertible debt assumed in Merger	157			157
Shares issued in exchange for redemption of Continental convertible debt (in shares)			9,000,000
Shares issued in exchange for redemption of Continental convertible debt	164			164
Fair value of Continental stock options related to Merger	78			78
Share-based compensation	14	15		14	15
Proceeds from exercise of stock options (in shares)	2,467,000		3,000,000
Proceeds from exercise of stock options	21			21
Parent Company contribution related to stock plans		21			21
Treasury stock acquisitions	(3)					(3)
Ending Balance at Dec. 31, 2010	1,727	2,331	3	7,071	7,536	(31)	(5,703)	(5,586)	387	381
Ending Balance (in shares) at Dec. 31, 2010			328,000,000
Net income (loss)	840	850					840	850
Other comprehensive income (loss)	(804)								(804)
Other comprehensive income (loss)		(806)								(806)
Share-based compensation	17	18		17	18
Proceeds from exercise of stock options (in shares)	2,449,000		3,000,000
Proceeds from exercise of stock options	26			26
Parent Company contribution related to stock plans		26			26
Ending Balance at Dec. 31, 2011	1,806	2,419	3	7,114	7,580	(31)	(4,863)	(4,736)	(417)	(425)
Ending Balance (in shares) at Dec. 31, 2011			331,000,000
Net income (loss)	(723)	(661)					(723)	(661)
Other comprehensive income (loss)	(629)								(629)
Other comprehensive income (loss)		(628)								(628)
Share-based compensation	14	14		14	14
Proceeds from exercise of stock options (in shares)	1,327,000		1,000,000
Proceeds from exercise of stock options	17			17
Parent Company contribution related to stock plans		17			17
Treasury stock acquisitions	(4)					(4)
Ending Balance at Dec. 31, 2012	$ 481	$ 1,161	$ 3	$ 7,145	$ 7,611	$ (35)	$ (5,586)	$ (5,397)	$ (1,046)	$ (1,053)
Ending Balance (in shares) at Dec. 31, 2012			332,000,000